Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
American Customer Satisfaction ETF
Shareholder Report [Line Items]
Fund Name	American Customer Satisfaction ETF
Class Name	American Customer Satisfaction ETF
Trading Symbol	ACSI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Customer Satisfaction ETF (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acsietf.com/. You can also request this information by contacting us at (800) 617-0004 or by contacting the Fund at American Customer Satisfaction ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 617-0004
Additional Information Website	https://www.acsietf.com/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Customer Satisfaction ETF	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 33.92% (NAV) for the fiscal year ended September 30, 2024 as compared to 36.35% for the S&P 500® Total Return Index (the “S&P 500®”). The Fund invests in US listed companies with industry leading customer satisfaction as measured by the American Customer Satisfaction Index (the “Index”). The markets were significantly influenced by the combination of persistent inflation alongside falling interest rates throughout 2024.

What Factors Influenced Performance?

The Fund's underweight exposure to the Technology Sector as compared to the S&P 500®, as well as active positioning within the sector, accounted for over 100% of the Fund's differential as compared to the S&P 500®. The AI/Microchip sub-sectors (which had incredibly strong performance) are not measured by the Index and therefore not available for investment by the Fund. Although our overweight position in the Consumer Discretionary and Consumer Staples sectors weighed on performance, our active positioning within those sectors made a robust positive contribution during the reporting period. Communication Services and Financials were industries where the Fund had a positive contribution from being BOTH overweight and active positioning within the sectors. Industrials and Healthcare were sectors where the Fund's active positioning had the most negative contribution. Top Contributors: • Apple • Costco • Amazon Top Detractors: • Humana • Avis • Papa John’s

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended September 30, 2024	1 Year	5 year	Since Inception (10/31/2016)
American Customer Satisfaction ETF	33.92%	12.49%	12.45%
American Customer Satisfaction Investable Index	34.91%	13.23%	13.24%
S&P 500® Total Return Index	36.35%	15.98%	15.44%

Performance Inception Date	Oct. 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,994,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 518,254
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024 )

Fund Size (Thousands)	$90,994
Number of Holdings	34
Total Advisory Fee Paid	$518,254
Annual Portfolio Turnover	60%

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024 )

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Apple Inc.	7.1
Costco Wholesale Corp.	6.9
Alphabet, Inc. - Class C	4.8
Amazon.com Inc	4.4
JPMorgan Chase & Co.	4.4
Microsoft Corp.	4.4
Keurig Dr Pepper, Inc.	4.2
UnitedHealth Group, Inc.	3.5
AT&T, Inc.	3.2
American International Group, Inc.	3.2

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.